Trade and Other Receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Trade and Other Receivables
Trade and other receivables consisted of the following:

Trade and other receivables - Total	As of
(in € thousands)	2022/12/31	2023/12/31
Trade receivables, net	3,188	18,526
Research tax credit	11,299	12,200
Social security costs receivables	1	—
VAT receivables	1,288	1,476
Grants receivables	4	7
Other receivables	126	498
TOTAL	15,906	32,707
Of which : Current	15,906	32,707
Of which : Non-current	—	—
Trade receivables, net
Trade receivables amounted to €18,526 as of December 31, 2023. The balance mainly corresponds to revenue related to the our milestone receivable with Ipsen. Per IFRS 7.35(h), we have concluded that the expected credit loss on this amount is €0.
Trade receivables amounted to €3,188 as of December 31, 2022. The balance mainly corresponds to revenue related to the inventory purchase agreement with Ipsen.
Research tax credit
The research tax credit receivable for the year 2022 amounted to €11,299.
The research tax credit receivable for the year 2023 amounts to €12,200.
Note that there is also a tax inspection currently taking place as explained in Note 11 - "Income tax".
VAT receivables
The VAT receivable amounted to €1,476 at December 31, 2023.
The VAT receivable amounted to €1,288 at December 31, 2022.
Other receivables
The line item “other receivables” primarily consists of credit notes from suppliers for €498 and €126, respectively, as of December 31, 2023 and December 31, 2022.